Income taxes - Net operating losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Tax credit carry forward subject	$ 1,500
Income Tax Examination, Penalties and Interest Accrued	0
Income Tax Examination, Penalties and Interest Expense	0
Research Tax Credit Carryforward [Member]
Operating Loss Carryforwards [Line Items]
Research tax credits	1,467	$ 464
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	43,983	10,267
StateTaxAuthorityMember
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	43,986	10,271
LocalTaxAuthoritiesMember
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 43,728	$ 10,012